Employee Information - Summary of Board Members, Presidents and Group Management by Gender (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	23.00%	23.00%
Group Management	20.00%	27.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	19.00%	19.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	77.00%	77.00%
Group Management	80.00%	73.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	81.00%	81.00%